Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

13. Income Taxes

The Company maintains a full valuation allowance on its net deferred tax asset due to the uncertainty of future taxable income. The Company did not recognize an income tax benefit in the years ended December 31, 2021 and 2020 due to the uncertainty of future taxable income. In the years ended December 31, 2021 and 2020, the difference between the statutory tax rate and the Company’s effective tax rate was due primarily to the valuation allowance recorded to offset any potential tax benefit.

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consist of the following:

	For the Years Ended December 31,
	2021	2020
Federal statutory rate	(21.00)%	(21.00)%
Permanent items	(0.05)%	(0.04)%
Fair market value earnout	(4.72)%	—%
Settlement warrants	13.35%	—%
Stock compensation	(0.02)%	—%
Foreign rate differential	(0.00)%	0.01%
State taxes	(0.05)%	(1.74)%
Increase in valuation allowance	12.62%	23.01%
R&D credit	(0.13)%	(0.24)%
Other	—%	0.00%
Effective tax rate	0.00%	0.00%

The components of income tax provision (benefit) are as follows (in thousands):

	As of December 31,
	2021		2020
Federal	$		$
Current		—		—
Deferred		(11,709)		(11,016)
Foreign
Current		—		—
Deferred		(5)		3
State and Local
Current		—		—
Deferred		(42)		(901)
Change in Valuation Allowance		11,756		11,914
Total		$—		$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2021	2020
Deferred tax assets (liabilities):
Net operating loss carryforwards	$28,053	$8,244
Common stock warrants	1,876	1,406
Foreign net operating loss carryforwards	134	128
Founder share options	—	469
Stock-based compensation	1,584	681
Bonus accrual	100	121
Settlement liability	—	9,006
Other	—	59
R&D credit	500	375
Depreciation	(2)	—
	32,245	20,489
Valuation allowance	(32,245)	(20,489)
Deferred tax assets, net of allowance	$—	$—

As of December 31, 2021 and 2020, the Company had federal net operating losses of approximately $127.5 million and $37.1 million and state net operating loss carryforwards of approximately $23.0 million and $5.2 million, respectively. As of December 31, 2021 and 2020, the Company had approximately $0.6 million and $0.6 million of foreign net operating loss carryforwards, respectively. The federal, state, and foreign net operating loss carryforwards generated in the tax years from 2015 to 2018 will begin to expire, if not utilized, by 2035. Certain Net Operating Losses in these jurisdictions are not subject to expiration. Utilization of the net operating loss carryforwards may be subject to an annual limitation according to Section 382 of the Internal Revenue Code of 1986 as amended, and similar provisions.

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all of the evidence, the Company has recorded a valuation allowance against its deferred tax assets at December 31, 2021 and 2020 because management has determined that it is more likely than not that the Company will not recognize the benefits of its federal and state deferred tax assets, primarily due to its history of cumulative net losses incurred since inception and its lack of commercialization of products or generation of revenue from product sales since inception.

On March 27, 2020, Congress enacted the CARES Act to provide certain relief as a result of the COVID-19 pandemic. The CARES Act, among other things, includes provisions relating to net operating loss carryback periods, alternative minimum tax credit refunds, and modification to the net interest deduction limitations. The CARES Act did not have a material impact on the Company’s consolidated financial statements for the year ended December 31, 2021. The Company continues to monitor any effects on its financial statements that may result from the CARES Act. Upon consummation of the Merger, a change in control was deemed to have occurred and the Company’s net operating loss carrybacks could be subject to limitations.

The Company recorded approximately $0.5 million as a reduction of the deferred tax asset due to uncertain tax positions that if recognized would reduce Federal and state net operating loss carryforwards and R&D credit carryforwards. In the next twelve months, the Company plans to file amended returns to reduce a portion of its uncertain tax position recorded in the current year.

The Company recognizes interest accrued to unrecognized tax benefits and penalties as income tax expense. The Company accrued total penalties and interest of less than $0.1 million during the years ended December 31, 2021 and 2020 and in total, as of December 31, 2021 and 2020 has not recognized penalties and interest.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Company is subject to examination by federal and foreign jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. As of December 31, 2021, open years related to all jurisdictions are 2020, 2019, 2018, & 2017.

The Company has no open tax audits with any taxing authority as of December 31, 2021.